SUPPLEMENT dated July 19, 2007

                              To the PROSPECTUS of

                       Mellon Equity Large Cap Growth Fund
                       Mellon Equity Micro Cap Growth Fund

                             Dated February 1, 2007

-------------------------------------------------------------------------------

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "The Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Mellon Equity Associates, LLP, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.


The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "Investment and Account Information":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the funds' principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.




           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                              To the PROSPECTUS of

                        Newton International Equity Fund

                             Dated February 1, 2007

-------------------------------------------------------------------------------

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "The Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Newton Capital Management Ltd., the fund's investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.


The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "Investment and Account Information":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the fund's principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.




           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                              To the PROSPECTUS of

                Mellon Institutional Group of Fixed Income Funds
                ------------------------------------------------
                        Standish Mellon Fixed Income Fund
                       Standish Mellon High Yield Bond Fund
                         Standish Mellon Yield Plus Fund
                 (formerly Standish Mellon Enhanced Yield Fund)

                                Dated May 1, 2007

-------------------------------------------------------------------------------

The following information supplements information concerning the Standish Mellon High Yield Bond Fund ("High Yield Bond Fund") and the Standish Mellon Yield Plus Fund ("Yield Plus Fund") only:

On June 22, 2007, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve the High Yield Bond Fund and the Yield Plus Fund. If the shareholders of record of the High Yield Bond Fund and Yield Plus Fund approve these actions at a meeting anticipated to be held in late September 2007, the Funds will be liquidated and dissolved as soon as practicable thereafter. It is currently expected that the liquidation and dissolution of these Funds will be effective on or before the close of business on October 31, 2007.

Prior to the High Yield Bond Fund's and the Yield Plus Fund's liquidation and dissolution, shareholders will be entitled to exchange out of each Fund or redeem their shares in the manner set forth in the Funds' current prospectus.

In connection with winding up the Funds' affairs and liquidating all of its assets, each Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments


The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "Investment and Account Information":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the funds' principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "The Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Standish Mellon Asset Management Company LLC, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                              To the PROSPECTUS of

             Mellon Institutional Group of Global Fixed Income Funds
             -------------------------------------------------------
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund

                                Dated May 1, 2007

-------------------------------------------------------------------------------

The following information supplements information concerning Standish Mellon International Fixed Income Fund II ("Fixed Income Fund II") only:

On June 22, 2007, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve Fixed Income Fund II. It is currently expected that the liquidation and dissolution of Fixed Income Fund II will be effective on or before the close of business on September 30, 2007.

Prior to Fixed Income Fund II's liquidation and dissolution, shareholders will be entitled to exchange out of the Fund or redeem their shares in the manner set forth in the Fund's current prospectus. In light of its impending liquidation and dissolution, Fixed Income Fund II is closed to new investments other than reinvestment of dividends, effective from and after June 29, 2007.

In connection with winding up the Fixed Income Fund II's affairs and liquidating all of its assets, the Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments.

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "The Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Standish Mellon Asset Management Company LLC, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "Investment and Account Information":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the funds' principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.




           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                              To the PROSPECTUS of

                Standish Mellon Intermediate Tax Exempt Bond Fund

                             Dated February 1, 2007

-------------------------------------------------------------------------------

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "The Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Standish Mellon Asset Management Company LLC, the fund's investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.


The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "Investment and Account Information":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the fund's principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.




           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                   -------------------------------------------
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                  The Boston Company Small/Mid Cap Growth Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
              The Boston Company Emerging Markets Core Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund

                             Dated February 1, 2007

-------------------------------------------------------------------------------

The following information supplements information concerning The Boston Company World ex-U.S. Value Fund (the "World ex-U.S. Value Fund") only:

On June 22, 2007, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve World ex-U.S. Value Fund. It is currently expected that the liquidation and dissolution of the World ex-U.S. Value Fund will be effective on or before the close of business on September 30, 2007.

Prior to the World ex-U.S. Value Fund's liquidation and dissolution, shareholders will be entitled to exchange out of the Fund or redeem their shares in the manner set forth in the Fund's current prospectus. In light of its impending liquidation and dissolution, the World ex-U.S. Value Fund is closed to new investments other than reinvestment of dividends, effective from and after July 31, 2007.

In connection with winding up the World ex-U.S. Value Fund's affairs and liquidating all of its assets, the Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments.


The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "Investment and Account Information":

Effective June 30, 2007, MBSC Securities Corporation ("MBSC") will replace Mellon Funds Distributor, L.P. as the funds' principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" will then relate to MBSC.

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "The Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, The Boston Company Asset Management LLC, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.


The following disclosure supplements the information under the heading "Fund Closures" on page 22 in the above noted prospectus:

Due to updated inflow projections, the "Closing Date" of The Boston Company International Core Equity Fund has been accelerated from July 6, 2007 to February 28, 2007. Accordingly, the following replaces the table under the heading "Fund Closures":


         ----------------------------------------------------------------------
         Fund                                              Closing Date
         ----                                              ------------
         International Small Cap Fund                 September 30, 2005
         Small Cap Value Fund                            August 31, 2006
         International Core Equity Fund                February 28, 2007
         Small Cap Growth Fund                              July 6, 2007
         Small Cap Tax-Sensitive Equity Fund                July 6, 2007
         ----------------------------------------------------------------------

Please review the description of the conditions involved in the closing of these funds set forth under the heading "Fund Closures" on page 22 in the above noted prospectus.

For further information, please contact your retirement plan administrator, investment adviser, broker-dealer or other financial professional or call the Mellon Institutional Funds at 1-800-221-4795.




           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                   ------------------------------------------
              The Boston Company International Core Equity Fund II
                   The Boston Company Small Cap Value Fund II

                              Dated: June 27, 2007

-------------------------------------------------------------------------------


The following information supersedes and replaces any contrary information contained in the Prospectus under the caption "The Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, The Boston Company Asset Management LLC, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.




           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                       Mellon Equity Large Cap Growth Fund
                          Mellon Equity Micro Cap Fund
                    Mellon Institutional Market Neutral Fund
                        Newton International Equity Fund

                             Dated: February 1, 2007

-------------------------------------------------------------------------------


The following information supplements information concerning Mellon Institutional Market Neutral Fund ("Market Neutral Fund") only:

On June 22, 2007, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve the Market Neutral Fund. It is currently expected that the liquidation and dissolution of the Fund will be effective on or before the close of business on July 31, 2007.

Prior to the Fund's liquidation and dissolution, shareholders will be entitled to exchange out of the Fund or redeem their shares in the manner set forth in the Fund's current prospectus. In light of its impending liquidation and dissolution, the Fund is closed to new investments other than reinvestment of dividends, effective from and after June 29, 2007.

In connection with winding up the Fund's affairs and liquidating all of its assets, the Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments.

The following information supersedes and replaces any contrary information contained under the caption "Investment Advisers":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Franklin Portfolio Associates, LLC, Mellon Equity Associates LLP and Newton Capital Management Limited, the funds' investment advisers, previously wholly-owned subsidiaries of Mellon Financial Corporation, are now wholly-owned subsidiaries of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.


The following information supersedes and replaces any contrary information contained in the under the captions "Distributor of the Trust" and "Purchase and Redemption of Shares":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the funds' principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.




                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

            Standish Mellon Institutional Group of Fixed Income Funds
            ---------------------------------------------------------
                        Standish Mellon Fixed Income Fund
                         Standish Mellon High Yield Fund
                         Standish Mellon Yield Plus Fund

                               Dated: May 1, 2007

-------------------------------------------------------------------------------


The following information supplements information concerning the Standish Mellon High Yield Bond Fund ("High Yield Bond Fund") and the Standish Mellon Yield Plus Fund ("Yield Plus Fund") only:

On June 22, 2007, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve the High Yield Bond Fund and the Yield Plus Fund. If the shareholders of record of the High Yield Bond Fund and Yield Plus Fund approve these actions at a meeting anticipated to be held in late September 2007, the Funds will be liquidated and dissolved as soon as practicable thereafter. It is currently expected that the liquidation and dissolution of these Funds will be effective on or before the close of business on October 31, 2007.

Prior to the High Yield Bond Fund's and the Yield Plus Fund's liquidation and dissolution, shareholders will be entitled to exchange out of each Fund or redeem their shares in the manner set forth in the Funds' current prospectus.

In connection with winding up these Funds' affairs and liquidating all of their assets, the Funds may depart from their stated investment objectives and policies and may hold a significant portion of their total assets in cash, U.S. Government securities and other short-term debt instruments


The following information supersedes and replaces any contrary information contained in the under the captions "Distributor of the Trust" and "Purchase and Redemption of Shares":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the funds' principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.

The following information supersedes and replaces any contrary information contained in the Statement of Information under the caption "The Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Standish Mellon Asset Management Company LLC, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at WWW.BNYMELLON.COM.




                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                Standish Mellon Intermediate Tax Exempt Bond Fund

                             Dated: February 1, 2007


-------------------------------------------------------------------------------


The following information supersedes and replaces any contrary information contained in the under the captions "Distributor of the Trust" and "Purchase and Redemption of Shares":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the fund's principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.


The following information supersedes and replaces any contrary information contained under the caption "Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Standish Mellon Asset Management Company LLC, the fund's investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.




                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

             Mellon Institutional Group of Global Fixed Income Funds
             -------------------------------------------------------
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund

                               Dated: May 1, 2007

-------------------------------------------------------------------------------


The following information supplements information concerning Standish Mellon International Fixed Income Fund II ("Fixed Income Fund II") only:

On June 22, 2007, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve Fixed Income Fund II. It is currently expected that the liquidation and dissolution of Fixed Income Fund II will be effective on or before the close of business on September 30, 2007.

Prior to Fixed Income Fund II's liquidation and dissolution, shareholders will be entitled to exchange out of the Fund or redeem their shares in the manner set forth in the Fund's current prospectus. In light of its impending liquidation and dissolution, Fixed Income Fund II is closed to new investments other than reinvestment of dividends, effective from and after June 29, 2007.

In connection with winding up the Fixed Income Fund II's affairs and liquidating all of its assets, the Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments.


The following information supersedes and replaces any contrary information contained in the under the captions "Distributor of the Trust" and "Purchase and Redemption of Shares":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the funds' principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.

The following information supersedes and replaces any contrary information contained under the caption "Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Standish Mellon Asset Management Company LLC, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.




                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                   Mellon Institutional Group of Equity Funds
                   ------------------------------------------
              The Boston Company International Core Equity Fund II
                   The Boston Company Small Cap Value Fund II

                              Dated: June 27, 2007


-------------------------------------------------------------------------------


The following information supersedes and replaces any contrary information contained under the caption "Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, The Boston Company Asset Management LLC, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.




                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated July 19, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                   Mellon Institutional Group of Equity Funds
                   ------------------------------------------
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                  The Boston Company Small/Mid Cap Growth Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
              The Boston Company Emerging Markets Core Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund

                             Dated: February 1, 2007

-------------------------------------------------------------------------------


The following information supplements information concerning The Boston Company World ex-U.S. Value Fund (the "World ex-U.S. Value Fund") only:

On June 22, 2007, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve World ex-U.S. Value Fund. It is currently expected that the liquidation and dissolution of the World ex-U.S. Value Fund will be effective on or before the close of business on September 30, 2007.

Prior to the World ex-U.S. Value Fund's liquidation and dissolution, shareholders will be entitled to exchange out of the Fund or redeem their shares in the manner set forth in the Fund's current prospectus. In light of its impending liquidation and dissolution, the World ex-U.S. Value Fund is closed to new investments other than reinvestment of dividends, effective from and after July 31, 2007.

In connection with winding up the World ex-U.S. Value Fund's affairs and liquidating all of its assets, the Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments.


The following information supersedes and replaces any contrary information contained in the under the captions "Distributor of the Trust" and "Purchase and Redemption of Shares":

On June 30, 2007, MBSC Securities Corporation ("MBSC") replaced Mellon Funds Distributor, L.P. as the funds' principal distributor. All information in this prospectus relating to "Mellon Funds Distributor" or the "distributor" now relates to MBSC.

The following information supersedes and replaces any contrary information contained under the caption "Investment Adviser":

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, The Boston Company Asset Management LLC, the funds' investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The Bank of New York Mellon Corporation is a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.




                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE